Capital structure and financial items - Change in working capital - Change in working capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (895)	kr (1,305)	kr (963)
Trade receivables	(2,822)	(2,126)	(2,621)
Other receivables and prepayments	(419)	(1,190)	(662)
Trade payables	(641)	(398)	1,146
Other liabilities	1,274	1,202	(348)
Adjustment for payables related to non-current assets	879	295	84
Adjustment related to divestment of Group companies	0	(42)	0
Change in working capital including exchange rate adjustments	(2,624)	(3,564)	(3,364)
Exchange rate adjustments	(1,729)	176	(6)
Cash flow change in working capital	kr (4,353)	kr (3,388)	kr (3,370)